Investment Securities (Schedule Of Other-Than-Temporarily Impaired Investment Security Portion Of Unrealized Loss Recognized In Other Comprehensive Income) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Balance, beginning of period	$ (1,273)	$ (764)	$ (247)
Credit losses on securities not previously considered other-than-temporarily impaired			(517)
Credit losses on securities for which OTTI was previously recognized		(509)
Reduction for securities sold/settle during the period
Balance, end of period	$ (1,273)	$ (1,273)	$ (764)